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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Core Bond Fund, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the quarter ended September 30, 2009. These series have December 31 fiscal year end.

Date of reporting period: September 30, 2009

Item 1 – Schedule of Investments

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.6%
FIXED-RATE 11.6%
FNMA:
4.59%, 06/01/2011	$338,555	$352,299
5.98%, 11/01/2011	193,469	205,591
6.01%, 02/01/2012	536,144	576,333
6.06%, 09/01/2011	275,882	296,210
6.10%, 03/01/2012	424,948	458,597
6.20%, 01/01/2011-05/01/2011	544,854	573,159
6.27%, 02/01/2011	358,200	374,358
6.36%, 04/01/2011	256,981	271,365
7.08%, 12/01/2010	481,654	487,109

Total Agency Commercial Mortgage-Backed Securities (cost $3,593,422)		3,595,021

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 22.2%
FIXED-RATE 21.2%
FHLMC 30 year:
5.00%, TBA #	1,235,000	1,276,102
5.50%, TBA #	980,000	1,025,785
6.00%, TBA #	660,000	696,609
FNMA 15 year:
4.00%, TBA #	840,000	854,700
4.50%, TBA #	905,000	937,241
5.00%, TBA #	1,195,000	1,253,070
5.50%, TBA #	525,000	555,269

		6,598,776

FLOATING-RATE 1.0%
FNMA, 5.43%, 01/01/2036	285,489	301,614

Total Agency Mortgage-Backed Pass Through Securities (cost $6,845,922)		6,900,390

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
FIXED-RATE 4.4%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	390,000	332,442
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class A4, 5.54%, 12/10/2049	510,000	382,760
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	301,601
LB-UBS Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	340,682

		1,357,485

FLOATING-RATE 2.8%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	80,000	50,937
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	350,000	87,612
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 6.00%, 08/10/2045	885,000	733,853

		872,402

Total Commercial Mortgage-Backed Securities (cost $2,871,305)		2,229,887

CORPORATE BONDS 15.4%
CONSUMER DISCRETIONARY 2.5%
Media 1.4%
News America, Inc., 6.65%, 11/15/2037	200,000	209,015
Time Warner, Inc., 7.625%, 04/15/2031	200,000	224,771

		433,786

Multiline Retail 0.5%
Kohl’s Corp., 6.875%, 12/15/2037	125,000	140,233

Specialty Retail 0.6%
Home Depot, Inc., 5.875%, 12/16/2036	200,000	194,688

CONSUMER STAPLES 0.4%
Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/2038	100,000	136,357

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 7.5%
Capital Markets 3.3%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	$150,000	$158,558
6.75%, 10/01/2037	200,000	207,065
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	175,000	186,758
7.75%, 05/14/2038	100,000	113,040
Morgan Stanley:
5.625%, 01/09/2012	150,000	159,024
5.95%, 12/28/2017	200,000	203,958

		1,028,403

Commercial Banks 1.0%
SunTrust Banks, Inc., 5.25%, 11/05/2012	300,000	309,798

Consumer Finance 0.8%
American Water Capital Corp., 6.09%, 10/15/2017	100,000	105,511
HSBC Finance Corp., 5.70%, 06/01/2011	150,000	155,651

		261,162

Diversified Financial Services 0.5%
Citigroup, Inc., 5.50%, 08/27/2012	150,000	154,599

Insurance 0.7%
Prudential Financial, Inc., 6.10%, 06/15/2017	225,000	226,336

Real Estate Investment Trusts (REITs) 1.2%
BRE Properties, Inc., 5.50%, 03/15/2017	175,000	161,692
ERP Operating, LP, 5.75%, 06/15/2017	200,000	198,410

		360,102

HEALTH CARE 2.0%
Biotechnology 0.8%
Amgen, Inc., 6.375%, 06/01/2037	200,000	228,609

Health Care Providers & Services 0.7%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	225,000	228,478

Pharmaceuticals 0.5%
Pfizer, Inc., 4.45%, 03/15/2012	150,000	159,426

INDUSTRIALS 0.9%
Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	299,401

MATERIALS 0.5%
Chemicals 0.5%
Dow Chemical Co., 7.60%, 05/15/2014	150,000	166,100

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.5%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	138,905

Wireless Telecommunication Services 0.9%
AT&T Wireless, 8.125%, 05/01/2012	250,000	285,421

UTILITIES 0.2%
Electric Utilities 0.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	55,318

Total Corporate Bonds (cost $4,567,259)		4,807,122

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

OTHER 1.0%
FINANCIALS 1.0%
Commercial Banks 0.5%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	$175,000	$154,875

Diversified Financial Services 0.5%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	175,000	168,542

Total Other (cost $350,000)		323,417

U.S. TREASURY OBLIGATIONS 32.6%
U.S. Treasury Bond, 3.50%, 02/15/2039	1,175,000	1,064,845
U.S. Treasury Notes, 2.25%, 05/31/2014	9,050,000	9,080,408

Total U.S. Treasury Obligations (cost $9,888,906)		10,145,253

YANKEE OBLIGATIONS – CORPORATE 2.2%
FINANCIALS 0.5%
Commercial Banks 0.5%
Credit Suisse New York, 6.00%, 02/15/2018	150,000	157,301

MATERIALS 1.2%
Metals & Mining 1.2%
Alcan, Inc., 6.125%, 12/15/2033	150,000	152,844
ArcelorMittal SA, 5.375%, 06/01/2013	200,000	204,642

		357,486

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	150,000	159,209

Total Yankee Obligations – Corporate (cost $646,232)		673,996

	Shares	Value

SHORT-TERM INVESTMENTS 28.0%
MUTUAL FUND SHARES 28.0%
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø ## (cost $8,695,200)	8,695,200	8,695,200

Total Investments (cost $37,458,246) 120.2%		37,370,286
Other Assets and Liabilities (20.2%)		(6,283,089)

Net Assets 100.0%		$31,087,197

#	When-issued or delayed delivery security
°

Security represents an investment in a non-controlled affiliate. At September 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $175,000 and earned $77,000 of income for the period from January 1, 2009 to September 30, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TBA	To Be Announced

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $37,474,543. The gross unrealized appreciation and depreciation on securities based on tax cost was $623,804 and $728,061, respectively, with a net unrealized depreciation of $104,257.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$12,725,298	$0	$12,725,298
Corporate debt securities	0	5,481,118	0	5,481,118
Debt securities issued by states in the U.S. and its political subdivisions	10,145,253	0	0	10,145,253
Other	0	323,417	0	323,417
Short-term investments	8,695,200	0	0	8,695,200

	$18,840,453	$18,529,833	$0	$37,370,286

4

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 11.2%
ENERGY 1.4%
Energy Equipment & Services 1.4%
Bristow Group, Inc., 7.50%, 09/15/2017	$400,000	$382,000

INDUSTRIALS 4.7%
Electrical Equipment 1.9%
Baldor Electric Co., 8.625%, 02/15/2017	500,000	510,000

Machinery 2.8%
Actuant Corp., 6.875%, 06/15/2017	400,000	374,000
SPX Corp., 7.625%, 12/15/2014	400,000	405,000

		779,000

MATERIALS 0.4%
Metals & Mining 0.4%
Steel Dynamics, Inc., 8.25%, 04/15/2016	100,000	101,000

UTILITIES 4.7%
Electric Utilities 2.5%
NRG Energy, Inc.:
7.375%, 02/01/2016	500,000	485,000
7.375%, 01/15/2017	200,000	194,000

		679,000

Gas Utilities 2.2%
National Fuel Gas Co., 8.75%, 05/01/2019	500,000	597,567

Total Corporate Bonds (cost $2,941,357)		3,048,567

	Shares	Value

COMMON STOCKS 83.1%
CONSUMER STAPLES 2.3%
Household Products 1.6%
Church & Dwight Co.	8,000	453,920

Personal Products 0.7%
Estee Lauder Cos., Class A	5,000	185,400

ENERGY 17.7%
Energy Equipment & Services 3.2%
Cameron International Corp. *	5,000	189,100
National Oilwell Varco, Inc. *	4,500	194,085
Noble Corp.	6,500	246,740
Pride International, Inc. *	5,000	152,200
Seahawk Drilling, Inc. *	1	31
Transocean, Ltd. *	1,000	85,530

		867,686

Oil, Gas & Consumable Fuels 14.5%
Alpha Natural Resources, Inc. *	4,336	152,194
Anadarko Petroleum Corp.	6,000	376,380
Apache Corp.	700	64,281
Consol Energy, Inc.	7,000	315,770
Devon Energy Corp.	1,500	100,995
EnCana Corp.	25,000	1,440,250
Marathon Oil Corp.	2,000	63,800
Massey Energy Co.	4,000	111,560
Occidental Petroleum Corp.	6,000	470,400
Patriot Coal Corp. *	13,000	152,880
Peabody Energy Corp.	8,000	297,760

1

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Suncor Energy, Inc.	10,000	$345,600
XTO Energy, Inc.	1,500	61,980

		3,953,850

FINANCIALS 13.7%
Capital Markets 4.4%
Bank of New York Mellon Corp.	25,000	724,750
Northern Trust Corp.	8,000	465,280

		1,190,030

Commercial Banks 6.2%
PNC Financial Services Group, Inc.	10,000	485,900
U.S. Bancorp	55,000	1,202,300

		1,688,200

Diversified Financial Services 2.6%
Bank of America Corp.	42,000	710,640

Real Estate Investment Trusts (REITs) 0.5%
Washington Real Estate Investment Trust	5,000	144,000

HEALTH CARE 17.1%
Biotechnology 1.1%
Gen-Probe, Inc. *	7,000	290,080

Health Care Equipment & Supplies 6.8%
Baxter International, Inc.	20,000	1,140,200
St. Jude Medical, Inc. *	18,000	702,180

		1,842,380

Health Care Providers & Services 1.7%
Owens & Minor, Inc.	10,000	452,500

Life Sciences Tools & Services 7.5%
Bio-Rad Laboratories, Inc., Class A *	3,500	321,580
Covance, Inc. *	5,000	270,750
Illumina, Inc. *	6,000	255,000
Life Technologies Corp. *	1,000	46,550
Thermo Fisher Scientific, Inc. *	26,500	1,157,255

		2,051,135

INDUSTRIALS 8.2%
Aerospace & Defense 0.3%
Esterline Technologies Corp. *	2,000	78,420

Electrical Equipment 2.1%
Ametek, Inc.	3,000	104,730
Emerson Electric Co.	10,500	420,840
Roper Industries, Inc.	1,000	50,980

		576,550

Machinery 5.8%
Bucyrus International, Inc.	2,000	71,240
Donaldson Co., Inc.	6,000	207,780
Flowserve Corp.	10,000	985,400
IDEX Corp.	2,000	55,900
Joy Global, Inc.	4,000	195,760
SPX Corp.	1,000	61,270

		1,577,350

INFORMATION TECHNOLOGY 3.0%
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp., Class A	22,000	828,960

2

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 14.1%
Chemicals 7.8%
FMC Corp.	17,000	$956,250
Monsanto Co.	10,000	774,000
Praxair, Inc.	3,500	285,915
Sigma-Aldrich Corp.	2,000	107,960

		2,124,125

Containers & Packaging 0.7%
Greif, Inc., Class A	3,300	181,665

Metals & Mining 5.6%
Barrick Gold Corp.	5,000	189,500
Cliffs Natural Resources, Inc.	11,500	372,140
Freeport-McMoRan Copper & Gold, Inc.	10,000	686,100
Nucor Corp.	3,300	155,133
Steel Dynamics, Inc.	7,300	111,982

		1,514,855

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 0.8%
Global Crossing, Ltd. *	14,200	203,060

Wireless Telecommunication Services 2.0%
American Tower Corp., Class A *	15,000	546,000

UTILITIES 4.2%
Electric Utilities 2.3%
NRG Energy, Inc. *	22,000	620,180

Gas Utilities 1.9%
National Fuel Gas Co.	3,000	137,430
Questar Corp.	10,000	375,600

		513,030

Total Common Stocks (cost $24,838,592)		22,594,016

	Principal Amount	Value

CONVERTIBLE DEBENTURES 5.5%
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Patriot Coal Corp., 3.25%, 05/31/2013	$250,000	194,063

INDUSTRIALS 4.8%
Electrical Equipment 4.8%
General Cable Corp., 1.00%, 10/15/2012	1,500,000	1,290,000

Total Convertible Debentures (cost $1,732,662)		1,484,063

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $52,692)	52,692	52,692

Total Investments (cost $29,565,303) 100.0%		27,179,338
Other Assets and Liabilities 0.0%		2,179

Net Assets 100.0%		$27,181,517

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $29,565,303. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,528,385 and $3,914,350, respectively, with a net unrealized depreciation of $2,385,965.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$22,594,016	$0	$0	$22,594,016
Corporate debt securities	0	4,532,630	0	4,532,630
Short-term investments	52,692	0	0	52,692

	$22,646,708	$4,532,630	$0	$27,179,338

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 0.92%, 02/08/2047 144A + • (cost $1,495,500)	$1,500,000	$15

CORPORATE BONDS 70.1%
ENERGY 5.9%
Energy Equipment & Services 2.7%
Bristow Group, Inc., 7.50%, 09/15/2017	1,300,000	1,241,500

Oil, Gas & Consumable Fuels 3.2%
Peabody Energy Corp.:
5.875%, 04/15/2016	1,300,000	1,244,750
6.875%, 03/15/2013	200,000	203,000

		1,447,750

FINANCIALS 2.5%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	144,812

Real Estate Management & Development 2.2%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	1,025,550

HEALTH CARE 2.9%
Health Care Equipment & Supplies 0.6%
Boston Scientific Corp., 5.125%, 01/12/2017	300,000	283,125

Life Sciences Tools & Services 2.3%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	1,000,000	1,040,000

INDUSTRIALS 17.8%
Aerospace & Defense 4.4%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,500,000	1,500,000
6.375%, 10/15/2015	500,000	507,500

		2,007,500

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 7.625%, 08/15/2016 144A	100,000	102,875

Electrical Equipment 6.4%
Baldor Electric Co., 8.625%, 02/15/2017	1,800,000	1,836,000
Belden, Inc., 7.00%, 03/15/2017	300,000	286,875
General Cable Corp., 7.125%, 04/01/2017	800,000	788,000

		2,910,875

Machinery 6.8%
Actuant Corp., 6.875%, 06/15/2017	2,100,000	1,963,500
SPX Corp., 7.625%, 12/15/2014	1,150,000	1,164,375

		3,127,875

INFORMATION TECHNOLOGY 3.5%
Electronic Equipment, Instruments & Components 3.5%
Agilent Technologies, Inc., 6.50%, 11/01/2017	1,100,000	1,146,498
Anixter International, Inc., 5.95%, 03/01/2015	500,000	444,375

		1,590,873

MATERIALS 16.9%
Chemicals 0.8%
Cytec Industries, Inc., 4.60%, 07/01/2013	400,000	379,071

Containers & Packaging 11.7%
Ball Corp., 6.625%, 03/15/2018	2,000,000	1,935,000
Crown Americas, Inc.:
7.625%, 05/15/2017 144A	200,000	203,000
7.75%, 11/15/2015	1,700,000	1,738,250

1

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Greif, Inc.:
6.75%, 02/01/2017	$1,000,000	$975,000
7.75%, 07/23/2019 144A	450,000	465,750

		5,317,000

Metals & Mining 4.4%
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	2,000,000	2,020,000

TELECOMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 9.5%
Frontier Communications Corp., 8.125%, 10/01/2018 #	2,200,000	2,224,750
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	1,900,000	2,004,500
SBA Telecommunications, Inc., 8.25%, 08/15/2019 144A	100,000	103,500

		4,332,750

UTILITIES 11.1%
Electric Utilities 8.5%
Edison Mission Energy, 7.00%, 05/15/2017	2,000,000	1,680,000
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	291,000
7.375%, 01/15/2017	2,000,000	1,940,000

		3,911,000

Gas Utilities 1.9%
Atmos Energy Corp., 8.50%, 03/15/2019	500,000	618,334
National Fuel Gas Co., 8.75%, 05/01/2019	200,000	239,027

		857,361

Independent Power Producers & Energy Traders 0.7%
AES Corp., 7.75%, 03/01/2014	300,000	303,750

Total Corporate Bonds (cost $32,787,364)		32,043,667

	Shares	Value

COMMON STOCKS 24.6%
ENERGY 5.2%
Energy Equipment & Services 0.6%
Cameron International Corp. *	2,000	75,640
National Oilwell Varco, Inc. *	1,500	64,695
Noble Corp.	1,000	37,960
Pride International, Inc. *	1,500	45,660
Transocean, Ltd. *	1,000	85,530

		309,485

Oil, Gas & Consumable Fuels 4.6%
Alpha Natural Resources, Inc. *	3,252	114,145
Anadarko Petroleum Corp.	1,000	62,730
Consol Energy, Inc.	3,500	157,885
Devon Energy Corp.	1,500	100,995
EnCana Corp.	20,000	1,152,200
Marathon Oil Corp.	2,000	63,800
Massey Energy Co.	4,000	111,560
Occidental Petroleum Corp.	1,000	78,400
Patriot Coal Corp. *	6,000	70,560
Peabody Energy Corp.	4,000	148,880
XTO Energy, Inc.	1,000	41,320

		2,102,475

2

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 4.9%
Capital Markets 2.2%
Bank of New York Mellon Corp.	15,000	$434,850
Northern Trust Corp.	10,000	581,600

		1,016,450

Commercial Banks 2.5%
PNC Financial Services Group, Inc.	12,000	583,080
U.S. Bancorp	25,000	546,500

		1,129,580

Diversified Financial Services 0.2%
Bank of America Corp.	5,000	84,600

HEALTH CARE 6.9%
Biotechnology 0.4%
Gen-Probe, Inc. *	5,000	207,200

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	19,000	1,083,190
St. Jude Medical, Inc. *	13,000	507,130

		1,590,320

Health Care Providers & Services 0.7%
Owens & Minor, Inc.	7,000	316,750

Life Sciences Tools & Services 2.3%
Bio-Rad Laboratories, Inc., Class A *	2,000	183,760
Covance, Inc. *	4,500	243,675
Illumina, Inc. *	7,000	297,500
Life Technologies Corp. *	1,000	46,550
Thermo Fisher Scientific, Inc. *	6,000	262,020

		1,033,505

INDUSTRIALS 1.4%
Electrical Equipment 0.5%
Ametek, Inc. *	3,000	104,730
Roper Industries, Inc.	2,000	101,960

		206,690

Machinery 0.9%
Donaldson Co., Inc.	3,000	103,890
Flowserve Corp.	1,500	147,810
IDEX Corp.	3,000	83,850
Joy Global, Inc.	2,000	97,880

		433,430

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	16,000	602,880

MATERIALS 4.1%
Chemicals 1.3%
FMC Corp.	5,000	281,250
Monsanto Co.	4,000	309,600

		590,850

Metals & Mining 2.8%
Cliffs Natural Resources, Inc.	8,500	275,060
Freeport-McMoRan Copper & Gold, Inc.	12,000	823,320
Nucor Corp.	1,500	70,515
Steel Dynamics, Inc.	8,000	122,720

		1,291,615

3

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Global Crossing, Ltd. *	2,091	$29,840

UTILITIES 0.7%
Electric Utilities 0.4%
NRG Energy, Inc. *	7,000	197,330

Gas Utilities 0.3%
Questar Corp.	3,000	112,680

Total Common Stocks (cost $12,725,219)		11,255,680

	Principal Amount	Value

CONVERTIBLE DEBENTURES 4.1%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Patriot Coal Corp., 3.25%, 05/31/2013	$200,000	155,250

INDUSTRIALS 3.8%
Electrical Equipment 3.8%
General Cable Corp., 1.00%, 10/15/2012	2,000,000	1,720,000

Total Convertible Debentures (cost $2,229,511)		1,875,250

	Shares	Value

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø ## (cost $2,257,092)	2,257,092	2,257,092

Total Investments (cost $51,494,686) 103.8%		47,431,704
Other Assets and Liabilities (3.8%)		(1,728,699)

Net Assets 100.0%		$45,703,005

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
#	When-issued or delayed delivery security
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $51,498,279. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,796,525 and $5,863,100, respectively, with a net unrealized depreciation of $4,066,575.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$11,255,680	$0	$0	$11,255,680
Asset-backed securities	0	15	0	15
Corporate debt securities	0	33,918,917	0	33,918,917
Short-term investments	2,257,092	0	0	2,257,092

	$13,512,772	$33,918,932	$0	$47,431,704

5

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 12.4%
Internet & Catalog Retail 3.2%
Amazon.com, Inc. *	27,826	$2,597,835
Blue Nile, Inc. *	19,455	1,208,545

		3,806,380

Media 4.6%
CBS Corp., Class B	283,900	3,420,995
Omnicom Group, Inc.	54,600	2,016,924

		5,437,919

Specialty Retail 3.0%
Home Depot, Inc.	130,947	3,488,428

Textiles, Apparel & Luxury Goods 1.6%
Timberland Co., Class A *	133,659	1,860,533

CONSUMER STAPLES 12.2%
Beverages 2.2%
Diageo plc	100,291	1,538,689
PepsiCo, Inc.	17,877	1,048,665

		2,587,354

Food & Staples Retailing 2.2%
CVS Caremark Corp.	72,385	2,587,040

Food Products 2.0%
McCormick & Co., Inc.	67,387	2,287,115

Household Products 3.7%
Clorox Co.	26,349	1,549,848
Procter & Gamble Co.	48,392	2,802,865

		4,352,713

Tobacco 2.1%
Philip Morris International, Inc.	50,609	2,466,683

ENERGY 9.8%
Energy Equipment & Services 2.0%
Schlumberger, Ltd.	20,462	1,219,535
Weatherford International, Ltd. *	51,323	1,063,926

		2,283,461

Oil, Gas & Consumable Fuels 7.8%
Apache Corp.	24,034	2,207,042
Chevron Corp.	15,877	1,118,217
ConocoPhillips	58,548	2,644,028
Exxon Mobil Corp.	46,614	3,198,186

		9,167,473

FINANCIALS 18.5%
Capital Markets 4.3%
Goldman Sachs Group, Inc.	14,438	2,661,645
State Street Corp.	22,322	1,174,137
T. Rowe Price Group, Inc.	26,882	1,228,508

		5,064,290

Commercial Banks 2.7%
Wells Fargo & Co. °	111,924	3,154,018

Consumer Finance 3.5%
American Express Co.	35,918	1,217,620
Visa, Inc., Class A	42,284	2,922,248

		4,139,868

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.9%
Bank of America Corp.	137,918	$2,333,573
JPMorgan Chase & Co.	79,083	3,465,417

		5,798,990

Insurance 3.1%
Prudential Financial, Inc.	71,707	3,578,896

HEALTH CARE 13.7%
Biotechnology 2.1%
Amgen, Inc. *	41,577	2,504,183

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	43,995	1,619,016

Pharmaceuticals 10.2%
Johnson & Johnson	45,318	2,759,413
Merck & Co., Inc.	125,611	3,973,076
Novartis AG, ADR	67,822	3,416,872
Pfizer, Inc.	107,140	1,773,167

		11,922,528

INDUSTRIALS 9.4%
Aerospace & Defense 4.1%
Boeing Co.	44,472	2,408,159
Lockheed Martin Corp.	18,787	1,466,889
United Technologies Corp.	15,476	942,953

		4,818,001

Air Freight & Logistics 2.2%
Expeditors International of Washington, Inc.	35,216	1,237,842
United Parcel Service, Inc., Class B	23,832	1,345,793

		2,583,635

Industrial Conglomerates 3.1%
General Electric Co.	221,671	3,639,838

INFORMATION TECHNOLOGY 19.1%
Communications Equipment 6.5%
Cisco Systems, Inc. *	181,804	4,279,666
QUALCOMM, Inc.	73,773	3,318,310

		7,597,976

Internet Software & Services 3.5%
Google, Inc., Class A *	8,352	4,141,339

IT Services 0.9%
Automatic Data Processing, Inc.	25,450	1,000,185

Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.	66,625	1,366,479

Software 7.0%
FactSet Research Systems, Inc.	38,676	2,561,898
Microsoft Corp.	74,804	1,936,676
Nintendo Co., Ltd.	5,500	1,409,235
Oracle Corp.	111,537	2,324,431

		8,232,240

MATERIALS 1.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.	18,025	1,398,379

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	67,214	$1,815,450

Total Common Stocks (cost $100,360,473)		114,700,410

PRIVATE PLACEMENT 0.4%
FINANCIALS 0.4%
Diversified Financial Services 0.4%
Apollo Management, LP + (cost $1,955,076)	87,285	480,068

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $4,178,608)	4,178,608	4,178,608

Total Investments (cost $106,494,157) 101.8%		119,359,086
Other Assets and Liabilities (1.8%)		(2,130,935)

Net Assets 100.0%		$117,228,151

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At September 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $3,055,038 and earned $49,247 of income for the period from January 1, 2009 to September 30, 2009.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $106,996,648. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,981,250 and $8,618,812, respectively, with a net unrealized appreciation of $12,362,438.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$114,700,410	$0	$0	$114,700,410
Other	0	480,068	0	480,068
Short-term investments	4,178,608	0	0	4,178,608

	$118,879,018	$480,068	$0	$119,359,086

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 15.6%
Distributors 0.5%
LKQ Corp. *	14,300	$265,122

Diversified Consumer Services 1.0%
Capella Education Co. *	7,200	484,848

Hotels, Restaurants & Leisure 3.3%
Chipotle Mexican Grill, Inc., Class A *	3,900	378,495
P.F. Chang’s China Bistro, Inc. * ρ	17,100	580,887
Shuffle Master, Inc. *	25,200	237,384
Texas Roadhouse, Inc., Class A *	39,300	417,366

		1,614,132

Internet & Catalog Retail 1.3%
Blue Nile, Inc. *	9,946	617,846

Media 1.4%
National CineMedia, Inc.	38,857	659,403

Specialty Retail 3.8%
Aeropostale, Inc. *	12,400	539,028
Children’s Place Retail Stores, Inc. *	11,700	350,532
DSW, Inc., Class A *	23,900	381,683
Hibbett Sports, Inc. *	19,300	351,839
Lumber Liquidators, Inc. *	11,100	240,759

		1,863,841

Textiles, Apparel & Luxury Goods 4.3%
Deckers Outdoor Corp. *	6,300	534,555
Iconix Brand Group, Inc. *	27,500	342,925
The Warnaco Group, Inc. *	18,700	820,182
True Religion Apparel, Inc. *	16,500	427,845

		2,125,507

CONSUMER STAPLES 0.5%
Personal Products 0.5%
Chattem, Inc. *	3,863	256,542

ENERGY 5.6%
Energy Equipment & Services 1.7%
Core Laboratories NV	3,493	360,093
Matrix Service Co. *	42,500	461,975

		822,068

Oil, Gas & Consumable Fuels 3.9%
Goodrich Petroleum Corp. * ρ	8,900	229,709
Newfield Exploration Co. *	8,700	370,272
Penn Virginia Corp.	5,900	135,169
Petrohawk Energy Corp. *	30,000	726,300
World Fuel Services Corp.	9,655	464,116

		1,925,566

FINANCIALS 5.5%
Capital Markets 1.4%
Stifel Financial Corp. *	12,104	664,510

Commercial Banks 1.9%
First Horizon National Corp. *	39,162	518,107
Signature Bank *	14,800	429,200

		947,307

Diversified Financial Services 2.1%
MSCI, Inc., Class A *	18,700	553,894
Portfolio Recovery Associates, Inc. *	9,800	444,234

		998,128

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) 0.1%
Redwood Trust, Inc.	3,562	$55,211

HEALTH CARE 18.1%
Biotechnology 4.0%
Alexion Pharmaceuticals, Inc. *	15,600	694,824
Incyte Corp. *	49,900	336,825
InterMune, Inc. *	11,700	186,381
Myriad Genetics, Inc.	8,500	232,900
Regeneron Pharmaceuticals, Inc. *	10,600	204,580
United Therapeutics Corp. *	6,500	318,435

		1,973,945

Health Care Equipment & Supplies 4.1%
Endologix, Inc. *	19,962	123,565
Inverness Medical Innovations, Inc. * ρ	15,600	604,188
NuVasive, Inc. *	15,800	659,808
RTI Biologics, Inc. *	59,500	258,825
Wright Medical Group, Inc. *	19,500	348,270

		1,994,656

Health Care Providers & Services 3.6%
Clarient, Inc. *	64,700	272,387
Genoptix, Inc. *	16,300	566,914
HMS Holdings Corp. *	7,400	282,902
PSS World Medical, Inc. *	17,600	384,208
Psychiatric Solutions, Inc. *	9,100	243,516

		1,749,927

Health Care Technology 3.3%
Allscripts-Misys Heathcare Solutions, Inc.	32,100	650,667
MedAssets, Inc. *	26,900	607,133
Phase Forward, Inc. *	26,900	377,676

		1,635,476

Life Sciences Tools & Services 2.6%
Icon plc, ADR *	16,538	405,015
Illumina, Inc. *	20,600	875,500

		1,280,515

Pharmaceuticals 0.5%
Auxilium Pharmaceuticals, Inc. *	6,900	236,049

INDUSTRIALS 13.6%
Aerospace & Defense 1.6%
ARGON ST, Inc. *	26,679	508,235
Hexcel Corp. *	22,519	257,617

		765,852

Air Freight & Logistics 2.7%
Atlas Air Worldwide Holdings *	24,500	783,265
Forward Air Corp.	3,952	91,489
UTi Worldwide, Inc.	32,600	472,048

		1,346,802

Commercial Services & Supplies 3.5%
EnerNOC, Inc. *	15,115	501,214
Steiner Leisure, Ltd. *	13,000	464,880
Team, Inc. *	20,374	345,339
Waste Connections, Inc. *	13,500	389,610

		1,701,043

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 2.4%
Pike Electric Corp. *	46,368	$555,489
Quanta Services, Inc. *	27,100	599,723

		1,155,212

Electrical Equipment 0.8%
Polypore International, Inc. *	29,907	386,099

Machinery 1.0%
Barnes Group, Inc.	8,200	140,138
RBC Bearings, Inc. *	16,100	375,613

		515,751

Trading Companies & Distributors 1.6%
Interline Brands, Inc. *	27,222	458,691
MSC Industrial Direct Co., Class A	7,200	313,776

		772,467

INFORMATION TECHNOLOGY 31.0%
Communications Equipment 4.0%
Adtran, Inc.	26,000	638,300
DG FastChannel, Inc. *	14,300	299,442
Plantronics, Inc.	17,400	466,494
Riverbed Technology, Inc. *	25,200	553,392

		1,957,628

Electronic Equipment, Instruments & Components 0.8%
Benchmark Electronics, Inc. *	20,822	374,796

Internet Software & Services 10.2%
ComScore, Inc. *	29,523	531,709
Constant Contact, Inc. *	21,100	406,175
Equinix, Inc. *	9,078	835,176
LivePerson, Inc. *	75,057	378,287
NIC, Inc.	95,007	844,612
Omniture, Inc. *	1	22
Rackspace Hosting, Inc. *	31,000	528,860
SAVVIS, Inc. *	22,800	360,696
Support.com, Inc. *	109,800	263,520
ValueClick, Inc. *	26,800	353,492
Vocus, Inc. *	23,150	483,604

		4,986,153

IT Services 1.3%
Alliance Data Systems Corp. *	10,200	623,016

Semiconductors & Semiconductor Equipment 10.4%
Advanced Energy Industries, Inc. *	37,992	541,006
Atheros Communications, Inc. *	17,100	453,663
ATMI, Inc. *	26,574	482,318
Cavium Networks, Inc. * ρ	28,900	620,483
FormFactor, Inc. *	36,100	863,512
Mellanox Technologies, Ltd. *	43,600	714,604
NetLogic Microsystems, Inc. *	15,600	702,000
Power Integrations, Inc.	1	34
Rubicon Technology, Inc. * ρ	17,100	253,764
Tessera Technologies, Inc. *	16,400	457,396

		5,088,780

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.3%
Concur Technologies, Inc. *	13,364	$531,352
Rosetta Stone, Inc. * ρ	11,100	254,856
Smith Micro Software, Inc. *	36,900	456,084
Taleo Corp., Class A *	18,700	423,368
Ultimate Software Group, Inc. *	15,151	435,137

		2,100,797

MATERIALS 3.3%
Chemicals 2.5%
Cytec Industries, Inc.	18,900	613,683
Intrepid Potash, Inc. *	15,595	367,886
Rockwood Holdings, Inc. *	11,756	241,821

		1,223,390

Metals & Mining 0.8%
Brush Engineered Materials, Inc. *	15,875	388,302

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.9%
Cbeyond, Inc. *	28,200	454,866
Neutral Tandem, Inc. *	1	23

		454,889

Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A *	25,200	681,156

Total Common Stocks (cost $37,046,681)		46,692,732

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
BGI Prime Money Market Fund, Premium Shares, 0.19% q ρρ	159	159
BlackRock Liquidity TempFund, Institutional Class, 0.22% q ρρ	468,746	468,746
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø ρρ	3,026,108	3,026,108
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	69,936	69,936

Total Short-Term Investments (cost $3,564,949)		3,564,949

Total Investments (cost $40,611,630) 102.8%		50,257,681
Other Assets and Liabilities (2.8%)		(1,349,342)

Net Assets 100.0%		$48,908,339

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $42,210,902. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,101,734 and $1,054,955, respectively, with a net unrealized appreciation of $8,046,779.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$46,692,732	$0	$0	$46,692,732
Short-term investments	3,564,949	0	0	3,564,949

	$50,257,681	$0	$0	$50,257,681

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.5%
FIXED-RATE 0.6%
Bear Stearns Comml. Mtge. Securities Trust, Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	$80,000	$72,199
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	10,000	7,239
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	130,000	98,989

		178,427

FLOATING-RATE 1.9%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	115,000	100,410
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.79%, 06/10/2046	170,000	132,555
Ser. 2007-C9, Class A4, 5.82%, 12/10/2049	85,000	76,811
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.81%, 08/10/2045	85,000	70,483
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.77%, 10/15/2042	15,000	11,627
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A	225,000	150,910

		542,796

Total Commercial Mortgage-Backed Securities (cost $541,740)		721,223

CORPORATE BONDS 66.4%
CONSUMER DISCRETIONARY 9.7%
Auto Components 1.6%
Cooper Standard Automotive, Inc., 7.00%, 12/15/2012 •	15,000	7,875
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	285,000	230,137
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	65,000	66,625
8.625%, 12/01/2011	35,000	36,312
9.00%, 07/01/2015	13,000	13,553
10.50%, 05/15/2016	45,000	49,050
FRN, 5.01%, 12/01/2009	60,000	60,000

		463,552

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015	80,000	75,400
Service Corporation International:
6.75%, 04/01/2015	20,000	19,700
7.50%, 04/01/2027	10,000	8,975

		104,075

Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp.:
7.125%, 02/01/2016	20,000	17,700
7.75%, 12/15/2012	5,000	5,013
Caesars Entertainment, Inc., 7.875%, 03/15/2010	70,000	70,350
Harrah’s Entertainment Corp.:
10.00%, 12/15/2018 144A	15,000	12,000
11.25%, 06/01/2017 144A	120,000	123,112
Hyatt Hotels Corp., 6.875%, 08/15/2019 144A	40,000	41,119
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 • +	85,000	39,737
MGM MIRAGE:
6.625%, 07/15/2015	30,000	23,325
8.50%, 09/15/2010	80,000	79,800
11.125%, 11/15/2017 144A	25,000	27,438
11.375%, 03/01/2018 144A	40,000	37,800
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	3,000	3,135
Seneca Gaming Corp., 7.25%, 05/01/2012	15,000	13,950
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	75,000	54,375
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	35,000	36,575
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	125,000	15,625
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	90,000	90,900

		691,954

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 1.4%
D.R. Horton, Inc.:
6.00%, 04/15/2011	$10,000	$10,150
9.75%, 09/15/2010	110,000	114,950
Lennar Corp.:
5.125%, 10/01/2010	50,000	50,125
12.25%, 06/01/2017 144A	5,000	6,125
Libbey, Inc., FRN, 8.26%, 06/01/2011	65,000	58,500
Meritage Homes Corp.:
6.25%, 03/15/2015	15,000	14,025
7.00%, 05/01/2014	65,000	61,263
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	55,000	68,004
Sealy Corp., 10.875%, 04/15/2016 144A	10,000	11,075

		394,217

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	45,000	46,350

Media 2.1%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	5,000	5,188
CBS Corp., 8.875%, 05/15/2019	25,000	27,619
Charter Communications, Inc., Step Bond:
10.00%, 04/30/2012 144A ††	105,000	107,362
12.875%, 09/15/2014 144A ††	195,000	212,062
CSC Holdings, Inc., 7.625%, 04/01/2011	25,000	26,062
DirectTV Holdings, LLC, 7.625%, 05/15/2016	5,000	5,375
Dish DBS Corp.:
7.875%, 09/01/2019 144A	45,000	45,675
7.875%, 09/01/2019	5,000	5,075
Gannett Co., Inc, 8.75%, 11/15/2014	25,000	24,562
Lamar Media Corp.:
6.625%, 08/15/2015	5,000	4,675
7.25%, 01/01/2013	10,000	9,888
9.75%, 04/01/2014	5,000	5,438
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	17,000	9,690
Sirius XM Radio, Inc.:
9.625%, 08/01/2013	15,000	13,687
9.75%, 09/01/2015 144A	25,000	25,625
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	5,000	5,300
XM Satellite Radio Holdings, Inc.:
11.25%, 06/15/2013 144A	30,000	31,500
13.00%, 08/01/2013 144A	30,000	29,550
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	110,000	138
10.00%, 03/01/2011 •	90,000	113

		594,584

Multiline Retail 0.4%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/2016	5,000	4,606
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	20,739	17,835
QVC, Inc., 7.50%, 10/01/2019 144A	60,000	60,375
Saks, Inc., 9.875%, 10/01/2011	25,000	25,125

		107,941

Specialty Retail 0.6%
American Achievement Corp.:
8.25%, 04/01/2012 144A	145,000	145,000

Step Bond, 10.25%, 10/01/2012 ††	20,000	19,100
		164,100

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 11.375%, 07/15/2015	$135,000	$145,294
Visant Corp., 7.625%, 10/01/2012	60,000	60,375

		205,669

CONSUMER STAPLES 2.3%
Beverages 0.3%
Cott Beverages, Inc., 8.00%, 12/15/2011	85,000	84,894

Food Products 1.5%
Del Monte Foods Co.:
7.50%, 10/15/2019 144A	105,000	106,575
8.625%, 12/15/2012	70,000	72,275
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	40,000	40,350
13.875%, 03/15/2014 144A	40,000	47,100
Smithfield Foods, Inc.:
7.00%, 08/01/2011	80,000	77,200
10.00%, 07/15/2014 144A	65,000	68,575
Tyson Foods, Inc.:
7.85%, 04/01/2016	15,000	15,375
10.50%, 03/01/2014	5,000	5,687

		433,137

Tobacco 0.5%
Altria Group, Inc., 10.20%, 02/06/2039	100,000	139,214

ENERGY 10.2%
Energy Equipment & Services 2.8%
Basic Energy Services, Inc., 11.625%, 08/01/2014 144A	40,000	42,600
Bristow Group, Inc.:
6.125%, 06/15/2013	5,000	4,806
7.50%, 09/15/2017	80,000	76,400
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	190,000	152,950
GulfMark Offshore, Inc., 7.75%, 07/15/2014	80,000	78,800
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	115,000	113,850
Ser. B, 6.125%, 12/01/2014	115,000	107,238
Parker Drilling Co., 9.625%, 10/01/2013	49,000	48,816
PHI, Inc., 7.125%, 04/15/2013	110,000	103,813
Pride International, Inc., 8.50%, 06/15/2019	55,000	60,775
SEACOR Holdings, Inc., 7.375%, 10/01/2019	25,000	25,156

		815,204

Oil, Gas & Consumable Fuels 7.4%
Arch Coal, Inc., 8.75%, 08/01/2016 144A	5,000	5,175
Atlas Energy Operating Co., 12.125%, 08/01/2017	35,000	37,888
Bill Barrett Corp., 9.875%, 07/15/2016	15,000	15,863
Chesapeake Energy Corp.:
6.875%, 01/15/2016	250,000	238,125
9.50%, 02/15/2015	95,000	100,462
El Paso Corp.:
7.42%, 02/15/2037	100,000	86,297
12.00%, 12/12/2013	25,000	28,625
Encore Acquisition Co., 6.00%, 07/15/2015	90,000	81,900
Exco Resources, Inc., 7.25%, 01/15/2011	160,000	159,400
Ferrellgas Partners, LP:
8.75%, 06/15/2012	25,000	25,375
9.125%, 10/01/2017 144A	40,000	41,400

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Forest Oil Corp.:
7.25%, 06/15/2019	$55,000	$51,700
8.50%, 02/15/2014 144A	40,000	40,500
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	50,250
Holly Corp., 9.875%, 06/15/2017 144A	65,000	66,787
Newfield Exploration Co.:
6.625%, 04/15/2016	5,000	4,925
7.125%, 05/15/2018	5,000	5,013
North American Energy Alliance, LLC, 10.875%, 06/01/2016 144A	10,000	10,350
Nustar Logistics, LP, 7.65%, 04/15/2018	65,000	70,563
Peabody Energy Corp.:
5.875%, 04/15/2016	155,000	148,412
7.875%, 11/01/2026	145,000	139,925
Penn Virginia Corp., 10.375%, 06/15/2016	5,000	5,425
Petrohawk Energy Corp.:
7.875%, 06/01/2015	75,000	74,250
10.50%, 08/01/2014 144A	25,000	27,000
Plains Exploration & Production Co.:
7.625%, 06/01/2018	45,000	44,325
8.625%, 10/15/2019	100,000	101,750
Sabine Pass LNG, LP:
7.25%, 11/30/2013	135,000	121,162
7.50%, 11/30/2016	80,000	68,700
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	5,000	4,838
Southwestern Energy Co., 7.50%, 02/01/2018	60,000	60,900
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 • 144A	10,000	4,650
Tesoro Corp.:
6.25%, 11/01/2012	30,000	29,550
6.50%, 06/01/2017	25,000	22,750
9.75%, 06/01/2019	65,000	67,925
Williams Cos.:
8.125%, 03/15/2012	65,000	70,693
8.75%, 03/15/2032	10,000	11,498

		2,124,351

FINANCIALS 12.3%
Capital Markets 0.6%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	25,000	22,750
12.50%, 11/30/2017	145,000	161,675

		184,425

Commercial Banks 0.4%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	100,000	100,125
Zions Bancorp, 7.75%, 09/23/2014	15,000	13,438

		113,563

Consumer Finance 8.7%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	5,000	5,150
CCH II Capital Corp., 10.25%, 09/15/2010	170,000	192,100
Discover Financial Services, 10.25%, 07/15/2019	40,000	45,856
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	160,000	159,965
8.70%, 10/01/2014	65,000	63,734
9.75%, 09/15/2010	80,000	81,769
9.875%, 08/10/2011	185,000	187,705

4

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
GMAC, LLC:
6.75%, 12/01/2014 144A	$75,000	$64,500
6.875%, 09/15/2011 144A	25,000	23,875
6.875%, 08/28/2012 144A	199,000	185,070
7.50%, 12/31/2013 144A	155,000	137,175
7.75%, 01/19/2010 144A	175,000	175,656
8.00%, 12/31/2018 144A	167,000	127,755
8.00%, 11/01/2031	40,000	32,051
8.00%, 11/01/2031 144A	132,000	107,580
International Lease Finance Corp.:
4.375%, 11/01/2009	35,000	34,846
4.55%, 10/15/2009	10,000	9,974
4.75%, 01/13/2012	40,000	33,944
4.875%, 09/01/2010	65,000	60,963
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	185,000	199,800
Nielsen Financial LLC, Co., 12.50%, 08/01/2016	5,000	3,962
NII Capital Corp., 10.00%, 08/15/2016 144A	5,000	5,225
NiSource Finance Corp., 10.75%, 03/15/2016	175,000	205,994
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	40,000	41,050
Sprint Capital Corp.:
6.875%, 11/15/2028	275,000	231,000
7.625%, 01/30/2011	70,000	72,012

		2,488,711

Diversified Financial Services 1.1%
Citigroup, Inc., 8.50%, 05/22/2019	10,000	11,308
Leucadia National Corp.:
7.00%, 08/15/2013	65,000	66,056
7.125%, 03/15/2017	90,000	86,850
8.125%, 09/15/2015	155,000	158,875

		323,089

Real Estate Investment Trusts (REITs) 1.1%
Host Hotels & Resorts, Inc., 7.125%, 11/01/2013	45,000	44,663
Host Marriott Corp., 9.00%, 05/15/2017 144A	15,000	15,975
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	85,000	83,087
Ventas, Inc.:
6.75%, 04/01/2017	64,000	63,040
7.125%, 06/01/2015	59,000	58,853
9.00%, 05/01/2012	35,000	36,925

		302,543

Thrifts & Mortgage Finance 0.4%
Residential Capital, LLC, 8.50%, 05/15/2010	120,000	107,400

HEALTH CARE 3.1%
Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017	20,000	21,350
11.625%, 10/15/2017	20,000	21,900

		43,250

Health Care Providers & Services 2.7%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	55,000	59,400
Cigna Corp., 8.50%, 05/01/2019	25,000	28,740

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
HCA, Inc.:
6.30%, 10/01/2012	$25,000	$24,125
7.875%, 02/01/2011	50,000	50,688
7.875%, 02/15/2020 144A	55,000	55,344
8.50%, 04/15/2019 144A	145,000	152,250
8.75%, 09/01/2010	55,000	56,100
9.25%, 11/15/2016	140,000	145,075
9.625%, 11/15/2016	66,000	68,805
Omnicare, Inc., 6.125%, 06/01/2013	85,000	82,237
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014 144A	35,000	35,000
Symbion, Inc., 11.00%, 08/23/2015	28,754	21,422

		779,186

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	25,000	25,750
8.00%, 09/15/2016 144A	30,000	31,200

		56,950

INDUSTRIALS 6.6%
Aerospace & Defense 3.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	80,000	77,600
Hexcel Corp., 6.75%, 02/01/2015	85,000	81,387
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	15,000	15,031
5.875%, 01/15/2015	520,000	520,000
6.375%, 10/15/2015	85,000	86,275
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	25,000	25,000
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	25,000	24,281
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	110,000	109,450

		939,024

Airlines 0.5%
Delta Air Lines, Inc.:
9.50%, 09/15/2014 144A	70,000	70,350
12.25%, 03/15/2015 144A	75,000	71,625

		141,975

Commercial Services & Supplies 1.6%
ACCO Brands Corp.:
7.625%, 08/15/2015	15,000	12,525
10.625%, 03/15/2015 144A	25,000	26,250
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	95,000	116,590
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	20,000	21,325
Cornell Companies, Inc., 10.75%, 07/01/2012	10,000	10,250
Corrections Corporation of America:
6.25%, 03/15/2013	60,000	59,400
6.75%, 01/31/2014	5,000	4,969
7.75%, 06/01/2017	75,000	77,812
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	15,000	15,975
Geo Group, Inc., 8.25%, 07/15/2013	30,000	30,450
GeoEye, Inc., 9.625%, 10/01/2015 144A	15,000	15,263
Interface, Inc., 11.375%, 11/01/2013 144A	15,000	16,350
Iron Mountain, Inc.:
6.625%, 01/01/2016	25,000	24,250
7.75%, 01/15/2015	25,000	25,312
Mobile Mini, Inc., 6.875%, 05/01/2015	5,000	4,588

		461,309

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.9%
Commercial Vehicle Group, Inc., 11.00%, 02/15/2013 144A	$255,000	$215,475
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	35,000	36,312

		251,787

Road & Rail 0.1%
Kansas City Southern, 13.00%, 12/15/2013	25,000	28,875

Trading Companies & Distributors 0.2%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	5,000	5,400
United Rentals North America, Inc.:
6.50%, 02/15/2012	50,000	50,375
10.875%, 06/15/2016 144A	5,000	5,375

		61,150

INFORMATION TECHNOLOGY 3.0%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	20,000	19,500
7.75%, 05/31/2015	20,000	20,500

		40,000

Electronic Equipment, Instruments & Components 2.0%
Anixter International, Inc., 10.00%, 03/15/2014	85,000	90,100
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	80,000	73,200
Jabil Circuit, Inc., 8.25%, 03/15/2018	315,000	321,300
Sanmina-SCI Corp., 8.125%, 03/01/2016	85,000	79,900

		564,500

Internet Software & Services 0.3%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	85,000	93,075

IT Services 0.2%
First Data Corp., 10.55%, 09/24/2015	50,000	42,750
iPayment, Inc., 9.75%, 05/15/2014	35,000	23,625

		66,375

Semiconductors & Semiconductor Equipment 0.3%
National Semiconductor Corp., 6.60%, 06/15/2017	5,000	4,949
Spansion, Inc.:
11.25%, 01/15/2016 144A	15,000	15,225
FRN, 3.79%, 06/01/2013 144A	70,000	71,225

		91,399

MATERIALS 5.9%
Chemicals 2.1%
Cytec Industries, Inc., 8.95%, 07/01/2017	40,000	44,278
Dow Chemical Co., 8.55%, 05/15/2019	60,000	67,562
Huntsman International, LLC, 5.50%, 06/30/2016 144A	75,000	64,125
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	150,000	151,125
MacDermid, Inc., 9.50%, 04/15/2017 144A	27,000	24,975
Mosaic Co.:
7.30%, 01/15/2028	125,000	121,719
7.625%, 12/01/2016 144A	85,000	90,715
Nalco Holding Co., 8.25%, 05/15/2017 144A	5,000	5,275
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	60,000	23,400

		593,174

7

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials 1.0%
CPG International, Inc.:
10.50%, 07/01/2013	$105,000	$89,250
FRN, 7.87%, 07/01/2012	45,000	37,800
CRH America, Inc., 8.125%, 07/15/2018	85,000	95,722
Texas Industries, Inc., 7.25%, 07/15/2013	80,000	77,200

		299,972

Containers & Packaging 0.9%
Exopack Holding Corp., 11.25%, 02/01/2014	150,000	148,875
Graham Packaging Co., 8.50%, 10/15/2012	80,000	81,200
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	25,000	25,375

		255,450

Metals & Mining 0.8%
AK Steel Corp., 7.75%, 06/15/2012	30,000	30,263
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	115,000	122,466
8.375%, 04/01/2017	60,000	63,914
Indalex Holdings Corp., 11.50%, 02/01/2014 •	205,000	3,075

		219,718

Paper & Forest Products 1.1%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	55,000	59,744
Georgia Pacific Corp.:
8.125%, 05/15/2011	40,000	41,700
8.25%, 05/01/2016 144A	5,000	5,212
8.875%, 05/15/2031	15,000	15,225
International Paper Co., 9.375%, 05/15/2019	120,000	140,739
NewPage Corp., 11.375%, 12/31/2014 144A	20,000	19,750
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	80,000	50,600

		332,970

TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 3.7%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	135,000	133,059
Citizens Communications Co.:
7.875%, 01/15/2027	95,000	87,162
9.25%, 05/15/2011	60,000	65,700
FairPoint Communications, Inc., 13.125%, 04/01/2018 •	70,000	8,925
Frontier Communications Corp.:
8.125%, 10/01/2018	110,000	111,237
8.25%, 05/01/2014	100,000	103,500
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	35,000	36,925
Qwest Corp.:
7.125%, 11/15/2043	30,000	22,650
7.25%, 09/15/2025	15,000	13,013
7.50%, 06/15/2023	80,000	73,200
7.875%, 09/01/2011	20,000	20,725
8.875%, 03/15/2012	265,000	280,237
SBA Telecommunications, Inc., 8.00%, 08/15/2016 144A	45,000	46,238
West Corp., 9.50%, 10/15/2014	5,000	4,925
Windstream Corp., 7.875%, 11/01/2017 144A	50,000	49,844

		1,057,340

Wireless Telecommunication Services 2.5%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	5,000	5,200
Centennial Communications Corp., 8.125%, 02/01/2014	190,000	193,800

8

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	$60,000	$61,200
9.375%, 11/01/2014	5,000	5,100
IPCS, Inc., FRN, 3.73%, 05/01/2014 @	20,000	15,350
MetroPCS Communications, Inc., 9.25%, 11/01/2014	110,000	113,025
Sprint Nextel Corp.:
Ser. D, 7.375%, 08/01/2015	215,000	194,037
Ser. E, 6.875%, 10/31/2013	130,000	121,225

		708,937

UTILITIES 7.1%
Electric Utilities 4.2%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	407,000	470,269
CMS Energy Corp.:
8.50%, 04/15/2011	20,000	21,123
8.75%, 06/15/2019	15,000	16,392
Energy Future Holdings Corp., 11.25%, 11/01/2017	194,300	129,209
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	5,000	4,375
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	170,501	173,911
Mirant North America, LLC, 7.375%, 12/31/2013	80,000	80,000
NRG Energy, Inc.:
7.25%, 02/01/2014	20,000	19,700
7.375%, 02/01/2016	15,000	14,550
8.50%, 06/15/2019	65,000	65,406
Orion Power Holdings, Inc., 12.00%, 05/01/2010	200,000	208,000
Public Service Company of New Mexico, 7.95%, 04/01/2015	5,000	5,051

		1,207,986

Gas Utilities 0.4%
National Fuel Gas Co., 8.75%, 05/01/2019	105,000	125,489

Independent Power Producers & Energy Traders 1.9%
AES Corp.:
8.00%, 06/01/2020	5,000	4,988
8.875%, 02/15/2011	65,000	67,275
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	55,000	56,100
7.125%, 05/15/2018	35,000	27,125
7.625%, 10/15/2026	70,000	48,300
RRI Energy, Inc.:
6.75%, 12/15/2014	207,000	213,727
7.625%, 06/15/2014	100,000	98,625
7.875%, 06/15/2017	15,000	14,719

		530,859

Multi-Utilities 0.6%
PNM Resources, Inc., 9.25%, 05/15/2015	30,000	30,450
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	120,000	147,754

		178,204

Total Corporate Bonds (cost $18,288,885)		19,017,927

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.9%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	125,000	189,778

9

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS 0.2%
Chemicals 0.2%
Huntsman, LLC, 6.875%, 11/15/2013 EUR	50,000	$66,216

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $164,749)		255,994

YANKEE OBLIGATIONS – CORPORATE 11.1%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	$10,000	11,300

Media 0.0%
Videotron, Ltd.:
9.125%, 04/15/2018 144A	5,000	5,437
9.125%, 04/15/2018	5,000	5,438

		10,875

ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	110,000	90,200
11.75%, 07/15/2014 144A	40,000	42,800
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	385,000	271,425
OPTI Canada, Inc.:
7.875%, 12/15/2014	170,000	130,900
8.25%, 12/15/2014	15,000	11,700

		547,025

FINANCIALS 1.4%
Consumer Finance 0.0%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	5,000	4,706

Diversified Financial Services 1.4%
Dexus Finance Property Group, Ltd., 7.125%, 10/15/2014 144A	35,000	35,090
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	185,000	205,812
FRN, 4.36%, 09/01/2011 144A	30,000	30,450
Ship Finance International, Ltd., 8.50%, 12/15/2013	130,000	124,638

		395,990

INDUSTRIALS 1.4%
Road & Rail 1.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	285,000	277,875
9.375%, 05/01/2012	135,000	137,700

		415,575

MATERIALS 3.3%
Metals & Mining 2.6%
ArcelorMittal SA, 9.85%, 06/01/2019	80,000	94,778
Evraz Group SA:
8.875%, 04/24/2013 144A	60,000	57,600
9.50%, 04/24/2018	85,000	81,706
Novelis, Inc., 7.25%, 02/15/2015	165,000	143,550
Rio Tinto, Ltd., 9.00%, 05/01/2019	55,000	67,630
Teck Resources, Ltd.:
9.75%, 05/15/2014	45,000	49,725
10.75%, 05/15/2019	95,000	110,913
Vedanta Resources plc, 9.50%, 07/18/2018 144A	140,000	138,600

		744,502

10

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.7%
Cascades, Inc., 7.25%, 02/15/2013	$50,000	$49,250
Sappi, Ltd.:
6.75%, 06/15/2012 144A	65,000	60,197
7.50%, 06/15/2032 144A	175,000	100,126

		209,573

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 0.1%
Axtel S.A.B de C.V., 9.00%, 09/22/2019 144A	25,000	25,906

Wireless Telecommunication Services 2.8%
Digicel SA, 12.00%, 04/01/2014 144A	70,000	78,400
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	75,000	78,000
Intelsat, Ltd.:
8.50%, 01/15/2013	130,000	132,275
8.875%, 01/15/2015 144A	5,000	5,088
8.875%, 01/15/2015	45,000	46,012
Millicom International Cellular SA, 10.00%, 12/01/2013	15,000	15,638
Telesat Canada, Inc., 11.00%, 11/01/2015	65,000	69,550
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	5,225
9.125%, 04/30/2018 144A	135,000	141,919
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	205,000	232,162

		804,269

UTILITIES 0.1%
Electric Utilities 0.1%
InterGen NV, 9.00%, 06/30/2017 144A	15,000	15,525

Total Yankee Obligations – Corporate (cost $2,897,084)		3,185,246

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.5%
FIXED-RATE 0.9%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	135,000	100,711
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	51,144	34,429
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	170,000	123,256

		258,396

FLOATING-RATE 1.6%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 1.86%, 09/25/2046	213,800	112,161
Ser. 2007-1, Class A1, 1.60%, 02/25/2047	39,367	17,689
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	190,000	169,356
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.96%, 03/25/2037	112,101	67,409
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.42%, 12/25/2036	250,000	62,153
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 1.74%, 11/25/2046	77,178	31,397

		460,165

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $787,766)		718,561

	Shares	Value

COMMON STOCKS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. * (cost $4,782)	178	7,576

11

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $16,554)	$35,000	$29,400

	Shares	Value

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ +	50	0

INDUSTRIALS 0.1%
Machinery 0.1%
Commercial Vehicle Group, Inc., Expiring 02/15/2013 * ☐ +	2,650	16,324

Total Warrants (cost $25,684)		16,324

	Principal Amount	Value

LOANS 7.3%
CONSUMER DISCRETIONARY 1.8%
Abitibi Consolidated, Inc., FRN, 11.00%, 03/30/2010	$64,768	55,053
Cooper Standard Automotive, Ltd., N/A, 12/23/2011 <	40,000	35,654
Fontainebleau Resorts, LLC, FRN:
6.00%, 06/06/2014 <	17,329	4,685
6.25%, 06/06/2014 <	34,667	9,374
Ford Motor Co., FRN, 3.25%-3.51%, 12/15/2013	69,279	62,326
Metaldyne Corp.:
5.19% - 7.50%, 01/11/2012 • <	70,316	6,328
6.19% - 7.50%, 01/11/2014 • <	494,982	44,553
MGM Mirage, N/A, 10/03/2011 <	41,000	37,549
Newsday, LLC, 9.75%, 07/15/2013	120,000	124,757
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	70,000	68,675
Tropicana Entertainment, LLC, 2.78%, 01/03/2012 • <	165,000	52,802

		501,756

CONSUMER STAPLES 0.6%
Merisant Co., FRN, 3.75%, 01/11/2010 <	231,100	177,947

ENERGY 0.9%
Alon Krotz Springs, Inc., FRN:
12.75%, 07/03/2014	39,688	37,969
13.75%, 07/03/2014	17,435	16,679
Saint Acquisition Corp., FRN, 3.56%, 06/05/2014	39,835	36,433
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012	165,000	161,601

		252,682

FINANCIALS 0.4%
CIT Group, Inc., FRN, 13.00%, 01/18/2012	50,000	51,805
Realogy Corp., FRN:
3.25%, 09/01/2014	54,773	47,558
3.31%, 09/01/2014	14,747	12,804

		112,167

HEALTH CARE 0.1%
HCA, Inc., FRN, 1.78%, 11/18/2012	45,328	42,614

12

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
INDUSTRIALS 0.9%
Clarke American Corp., FRN, 2.75%-2.78%, 02/28/2014	$37,796	$32,001
Commercial Vehicle Group, Inc., FRN, 15.00%, 02/15/2013	128,996	117,900
Neff Corp., FRN:
3.74%, 11/30/2014	275,000	61,188
3.80%, 05/31/2013 <	54,250	41,541

		252,630

MATERIALS 2.2%
LyondellBasell, FRN:
3.75%, 12/20/2013	30,942	20,486
4.00%, 12/22/2014	18,744	12,411
5.80%-6.56%, 12/15/2009	310,931	303,935
7.00%, 12/20/2013	81,336	53,859
13.00%, 12/15/2009 <	221,181	230,665

		621,356

TELECOMMUNICATION SERVICES 0.4%
FairPoint Communications, Inc., FRN, 5.00%, 03/08/2015	164,339	125,156

Total Loans (cost $2,459,052)		2,086,308

	Shares	Value

CLOSED END MUTUAL FUND SHARES 4.3%
BlackRock Limited Duration Income Trust	679	9,744
Dreyfus High Yield Strategies Fund, Inc.	61,557	218,527
DWS High Income Trust	685	5,624
DWS Multi-Market Income Trust	8,530	70,372
Eaton Vance Limited Duration Income Trust	9,446	139,706
ING Prime Rate Trust	43,172	214,133
LMP Corporate Loan Fund, Inc.	17,985	174,814
New America High Income Fund, Inc.	8,313	71,326
Nuveen Floating Rate Income Fund	33,832	320,051
Van Kampen Senior Income Trust	2,310	9,125

Total Closed End Mutual Fund Shares (cost $818,688)		1,233,422

SHORT-TERM INVESTMENTS 5.1%
MUTUAL FUND SHARES 5.1%
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø ## (cost $1,461,513)	1,461,513	1,461,513

Total Investments (cost $27,466,497) 100.3%		28,733,494
Other Assets and Liabilities (0.3%)		(82,032)

Net Assets 100.0%		$28,651,462

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

@	Security is currently paying interest in-kind.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

13

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Summary of Abbreviations

EUR	Euro
FRN	Floating Rate Note

At September 30, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

6/20/2014	Goldman Sachs	Expedia, Inc., 7.46% 08/15/2018#	BB	$65,000	5.00%	Quarterly	$(10,434)	$(5,633)	$(4,801)
6/20/2014	Goldman Sachs	Motorola, Inc., 6.50%, 09/01/2025#	BB+	65,000	1.00%	Quarterly	894	6,014	(5,120)
6/20/2014	JPMorgan	Motorola, Inc., 6.50%, 09/01/2025#	BB+	75,000	1.00%	Quarterly	1,032	4,734	(3,702)
6/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018#	BB	50,000	5.00%	Quarterly	(8,026)	(1,443)	(6,583)

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/20/2013	Deutsche Bank	Dow Jones CDX, North America Index EM.10##	BB	$130,000	3.35%	Quarterly	$(1,235)	$22,139	$(23,374)

Credit default swaps on an index – Sell protection
Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/13/2049	Credit Suisse	Markit CMBX, North America Index AAA 3#	AAA	$50,000	0.08%	Monthly	$ (9,375)	$(13,711)	$ 4,336
12/13/2049	Goldman Sachs	Markit CMBX, North America Index AAA 3#	AAA	120,000	0.08%	Monthly	(22,500)	(47,210)	24,710

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

14

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

At September 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

10/1/2009	10,185 EUR	$14,904	$13,505	$(1,399)
10/15/2009	30,714 EUR	44,945	40,401	(4,544)
10/15/2009	26,401 EUR	38,634	34,624	(4,010)
10/15/2009	42,324 EUR	61,934	56,129	(5,805)
11/16/2009	25,719 EUR	37,634	35,969	(1,665)
11/16/2009	39,163 EUR	57,307	54,729	(2,578)
11/16/2009	50,000 EUR	73,165	72,013	(1,152)

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $27,712,244. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,510,278 and $1,489,028, respectively, with a net unrealized depreciation of $1,021,250.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of September 30, 2009, the Fund had unfunded loan commitments of $257,899.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

15

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$7,576	$0	$0	$7,576
Warrants	0	0	16,324	16,324
Mutual fund shares	1,233,422	0	0	1,233,422
Mortgage-backed securities	0	1,439,784	0	1,439,784
Corporate debt securities	0	24,574,875	0	24,574,875
Short-term investments	1,461,513	0	0	1,461,513

	$2,702,511	$26,014,659	$16,324	$28,733,494

As of September 30, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(35,687)	$0	$(35,687)

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants

Balance as of January 1, 2009	$0
Realized gains or losses	0
Change in unrealized gains or losses	1,243
Net purchases (sales)	15,081
Transfers in and/or out of Level 3	0

Balance as of September 30, 2009	$16,324

Change in unrealized gains or losses included in earnings relating to securities still held at September 30, 2009	$0

16

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	France	64,293	$5,043,795

Automobiles 4.3%
Daimler AG	Germany	299,095	15,058,393
Isuzu Motors, Ltd.	Japan	7,646,000	16,183,813
Toyota Motor Corp.	Japan	242,200	9,632,418

			40,874,624

Distributors 0.2%
Kloeckner & Co., SE *	Germany	78,213	1,792,332

Hotels, Restaurants & Leisure 0.3%
InterContinental Hotels Group plc	United Kingdom	176,013	2,285,525

Household Durables 0.7%
Makita Corp.	Japan	213,700	6,784,883

Internet & Catalog Retail 0.4%
Rakuten, Inc.	Japan	6,116	4,074,381

Leisure Equipment & Products 0.1%
Nikon Corp.	Japan	68,000	1,243,870

Media 1.1%
Publicis Groupe SA	France	88,783	3,561,121
Vivendi SA	France	114,225	3,534,409
WPP plc	United Kingdom	403,207	3,460,351

			10,555,881

Multiline Retail 1.0%
Next plc	United Kingdom	63,737	1,825,356
PPR SA	France	58,311	7,473,997

			9,299,353

Specialty Retail 1.2%
Hennes & Mauritz AB, Class B	Sweden	85,513	4,802,275
Inditex SA	Spain	118,231	6,783,848

			11,586,123

Textiles, Apparel & Luxury Goods 3.7%
adidas AG	Germany	275,630	14,588,912
Burberry Group plc	United Kingdom	416,188	3,348,936
LVMH Moet Hennessy Louis Vuitton	France	75,476	7,591,072
Swatch Group AG	Switzerland	38,087	8,971,376

			34,500,296

CONSUMER STAPLES 5.5%
Beverages 1.1%
Anheuser-Busch InBev NV	Belgium	79,802	3,644,063
Carlsberg AS, Class B	Denmark	46,155	3,343,415
Heineken NV	Netherlands	70,256	3,238,999

			10,226,477

Food & Staples Retailing 0.2%
Metro AG	Germany	36,278	2,051,827

Food Products 2.8%
Cadbury plc	United Kingdom	406,459	5,216,151
Lotte Confectionery Co., Ltd.	South Korea	2,946	3,095,394
Nestle SA	Switzerland	219,119	9,337,349
Unilever NV	Netherlands	315,284	9,086,693

			26,735,587

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.4%
Reckitt Benckiser Group plc	United Kingdom	116,623	$5,699,537
Uni-Charm Corp.	Japan	79,700	7,564,685

			13,264,222

ENERGY 6.5%
Energy Equipment & Services 2.0%
AMEC plc	United Kingdom	712,498	8,597,031
Technip SA	France	91,768	5,861,698
Transocean, Ltd. *	Switzerland	46,854	4,007,422

			18,466,151

Oil, Gas & Consumable Fuels 4.5%
BG Group plc	United Kingdom	339,711	5,901,427
BP plc	United Kingdom	448,088	3,960,102
Canadian Natural Resources, Ltd.	Canada	196,607	13,276,688
EnCana Corp.	Canada	144,752	8,382,407
Royal Dutch Shell plc, Class A	United Kingdom	151,465	4,317,211
Total SA	France	40,095	2,382,416
Woodside Petroleum, Ltd.	Australia	102,562	4,716,732

			42,936,983

FINANCIALS 29.4%
Capital Markets 4.2%
Credit Suisse Group AG	Switzerland	218,044	12,098,360
Deutsche Bank AG	Germany	114,326	8,773,987
ICAP plc	United Kingdom	316,001	2,134,708
Man Group plc	United Kingdom	1,749,165	9,258,465
Nomura Holdings, Inc.	Japan	1,271,100	7,830,650

			40,096,170

Commercial Banks 11.2%
Allied Irish Banks plc *	Ireland	371,778	1,777,654
Banco Santander SA	Spain	503,096	8,098,255
Bank of Ireland *	Ireland	345,703	1,730,124
Bank Pekao SA *	Poland	54,018	2,860,784
Barclays plc *	United Kingdom	3,197,211	18,905,619
BNP Paribas SA	France	97,197	7,765,929
Commerzbank AG *	Germany	481,301	6,102,858
DBS Group Holdings, Ltd.	Singapore	281,000	2,649,118
HSBC Holdings plc – London Exchange	United Kingdom	1,741,450	19,927,000
KBC Group NV *	Belgium	48,508	2,436,530
Mitsubishi UFJ Financial Group, Inc.	Japan	778,700	4,181,289
Mizuho Financial Group, Inc.	Japan	1,504,300	2,982,960
National Bank of Greece SA *	Greece	92,547	3,318,000
Natixis *	France	468,463	2,824,362
Nordea Bank AB	Sweden	734,213	7,393,367
Societe Generale SA	France	83,967	6,758,016
Standard Chartered plc	United Kingdom	274,706	6,769,715

			106,481,580

Consumer Finance 0.4%
Orix Corp.	Japan	63,590	3,882,061

Diversified Financial Services 5.9%
ASX, Ltd.	Australia	72,661	2,256,374
Bolsas y Mercados Espanoles SA	Spain	110,208	4,291,468
Criteria Caixa Corp. SA	Spain	1,055,966	5,423,816
Deutsche Boerse AG	Germany	289,582	23,666,969

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
Hellenic Exchanges Holding SA	Greece	656,183	$8,334,750
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	147,954	2,682,246
ING Groep NV *	Netherlands	514,108	9,178,297

			55,833,920

Insurance 6.8%
Allianz SE	Germany	56,432	7,049,830
AMP, Ltd.	Australia	729,515	4,196,129
AXA SA	France	390,581	10,573,792
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	64,339	10,265,219
PartnerRe, Ltd.	Bermuda	34,081	2,622,192
RenaissanceRe Holdings, Ltd.	Bermuda	21,068	1,153,684
Scor SE	France	109,714	2,999,071
Sompo Japan Insurance, Inc.	Japan	685,900	4,615,202
Sony Financial Holdings, Inc.	Japan	1,029	2,956,376
Suncorp-Metway, Ltd.	Australia	397,611	3,114,859
T&D Holdings, Inc.	Japan	104,650	2,832,947
Tokio Marine Holdings, Inc.	Japan	81,900	2,372,194
Zurich Financial Services AG	Switzerland	41,778	9,937,544

			64,689,039

Real Estate Management & Development 0.9%
Brookfield Asset Management, Inc., Class A	Canada	268,250	6,091,957
IRSA Inversiones y Representaciones SA, GDR *	Argentina	236,016	1,958,933

			8,050,890

HEALTH CARE 3.3%
Biotechnology 0.5%
Actelion, Ltd. *	Switzerland	73,340	4,554,115

Health Care Equipment & Supplies 0.2%
Grifols SA	Spain	119,557	2,277,021

Health Care Technology 0.2%
Agfa-Gevaert NV *	Belgium	357,074	1,964,690

Pharmaceuticals 2.4%
Bayer AG	Germany	75,062	5,201,014
Novartis AG	Switzerland	113,839	5,695,795
Roche Holding AG	Switzerland	51,116	8,262,019
Teva Pharmaceutical Industries, Ltd., ADR	Israel	77,167	3,901,563

			23,060,391

INDUSTRIALS 16.7%
Air Freight & Logistics 0.4%
Deutsche Post AG	Germany	186,400	3,491,434

Airlines 0.1%
British Airways plc *	United Kingdom	267,522	942,727

Building Products 1.5%
Asahi Glass Co., Ltd.	Japan	683,000	5,516,348
Compagnie de Saint-Gobain SA	France	171,803	8,912,405

			14,428,753

Commercial Services & Supplies 0.5%
Brunel International NV	Netherlands	89,768	3,067,300
Savills plc	United Kingdom	405,571	2,155,793

			5,223,093

Construction & Engineering 0.6%
Hochtief AG	Germany	45,126	3,437,786
Skanska AB, B Shares	Sweden	160,594	2,356,612

			5,794,398

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.6%
ABB, Ltd.	Switzerland	447,168	$8,975,291
Alstom SA	France	86,138	6,286,111

			15,261,402

Industrial Conglomerates 1.4%
Cookson Group plc	United Kingdom	566,012	3,718,699
Hutchison Whampoa, Ltd.	Hong Kong	403,000	2,904,181
Siemens AG	Germany	74,970	6,942,276

			13,565,156

Machinery 3.6%
Invensys plc	United Kingdom	659,287	3,067,147
Kawasaki Heavy Industries, Ltd.	Japan	1,461,000	3,710,890
Komatsu, Ltd.	Japan	462,100	8,658,745
Sumitomo Heavy Industries, Ltd.	Japan	2,931,000	14,301,543
Toshiba Machine Co., Ltd.	Japan	1,144,000	4,218,392

			33,956,717

Professional Services 6.4%
Adecco SA	Switzerland	199,850	10,626,011
Experian plc	United Kingdom	447,294	3,763,651
Hays plc	United Kingdom	3,886,624	6,459,870
Intertek Group plc	United Kingdom	104,072	2,110,636
Monster Worldwide, Inc. *	United States	452,976	7,918,020
Randstad Holding NV *	Netherlands	429,402	18,546,192
USG People NV *	Netherlands	538,593	11,168,079

			60,592,459

Trading Companies & Distributors 0.6%
Ashtead Group plc	United Kingdom	2,052,030	2,820,331
Travis Perkins plc	United Kingdom	189,943	2,528,635

			5,348,966

INFORMATION TECHNOLOGY 10.4%
Communications Equipment 0.8%
Nokia Corp.	Finland	215,462	3,168,726
Research In Motion, Ltd. *	Canada	67,714	4,574,080

			7,742,806

Computers & Peripherals 1.4%
Toshiba Corp.	Japan	2,535,000	13,301,231

Electronic Equipment, Instruments & Components 1.0%
Nippon Electric Glass Co., Ltd.	Japan	676,000	6,167,705
TDK Corp.	Japan	64,200	3,711,892

			9,879,597

Internet Software & Services 1.9%
SINA Corp. *	Cayman Islands	337,621	12,816,093
Yahoo Japan Corp.	Japan	15,829	5,378,316

			18,194,409

Office Electronics 0.9%
Canon, Inc.	Japan	154,900	6,263,989
Neopost	France	28,575	2,564,526

			8,828,515

Semiconductors & Semiconductor Equipment 3.5%
Advantest Corp.	Japan	87,000	2,413,301
Aixtron AG	Germany	54,639	1,488,779
ASML Holding NV	Netherlands	95,300	2,803,089

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Elpida Memory, Inc. *	Japan	170,600	$2,236,910
Infineon Technologies AG *	Germany	1,050,223	5,924,529
MediaTek, Inc.	Taiwan	359,718	5,997,538
Samsung Electronics Co., Ltd.	South Korea	11,632	8,045,899
Tokyo Electron, Ltd.	Japan	61,800	3,944,900

			32,854,945

Software 0.9%
SAP AG	Germany	43,915	2,138,672
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	329,519	6,405,849

			8,544,521

MATERIALS 8.2%
Chemicals 1.0%
BASF SE	Germany	145,473	7,708,304
Lanxess AG	Germany	47,291	1,629,736

			9,338,040

Construction Materials 0.2%
RHI AG – Frankfurt Exchange *	Austria	48,541	1,384,422
RHI AG *	Austria	23,251	664,835

			2,049,257

Containers & Packaging 0.2%
Rexam plc	United Kingdom	363,610	1,516,681

Metals & Mining 6.8%
Agnico-Eagle Mines, Ltd.	Canada	47,126	3,197,499
Anglo American plc *	United Kingdom	122,077	3,888,293
Antofagasta plc	United Kingdom	387,539	4,703,932
ArcelorMittal SA	Luxembourg	219,207	8,195,835
BHP Billiton plc	United Kingdom	479,900	13,099,554
Goldcorp, Inc., Class A	Canada	66,621	2,674,423
Mechel AOA, ADR *	Russia	203,672	3,662,023
Newcrest Mining, Ltd.	Australia	131,551	3,702,131
POSCO, ADR	South Korea	57,703	5,997,650
Rio Tinto plc	United Kingdom	161,986	6,908,163
Salzgitter AG	Germany	35,117	3,365,942
Xstrata plc	United Kingdom	377,579	5,566,627

			64,962,072

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.2%
France Telecom	France	171,829	4,577,570
Telefonica SA	Spain	241,738	6,669,901

			11,247,471

Wireless Telecommunication Services 1.3%
China Mobile, Ltd., ADR	Hong Kong	117,808	5,785,551
Vodafone Group plc	United Kingdom	3,025,706	6,779,421

			12,564,972

Total Common Stocks (cost $778,315,053)			912,241,809

PREFERRED STOCKS 2.7%
CONSUMER DISCRETIONARY 1.1%
Automobiles 1.1%
Volkswagen AG, Var. Rate Pfd.	Germany	87,350	10,173,475

HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Fresenius AG, Var. Rate Pfd.	Germany	169,457	9,916,509

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
MATERIALS 0.6%
Metals & Mining 0.6%
Usinas Siderurgicas de Minas Gerais SA, Var. Rate Pfd.	Brazil	225,100	$5,934,986

Total Preferred Stocks (cost $19,217,674)			26,024,970

RIGHTS 0.0%
FINANCIALS 0.0%
Commercial Banks 0.0%
BNP Paribas, Ltd. * (cost $0)	France	97,197	210,505

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $10,136,719)	United States	10,136,719	10,136,719

Total Investments (cost $807,669,446) 99.8%			948,614,003
Other Assets and Liabilities 0.2%			1,518,122

Net Assets 100.0%			$950,132,125

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of September 30, 2009:

United Kingdom	18.3%
Japan	16.7%
Germany	16.1%
France	9.5%
Switzerland	8.8%
Netherlands	6.1%
Canada	4.1%
Spain	3.6%
Cayman Islands	2.0%
Australia	1.9%
South Korea	1.8%
Sweden	1.6%
Greece	1.2%
Hong Kong	1.2%
Luxembourg	0.9%
Belgium	0.9%
United States	0.8%
Taiwan	0.6%
Brazil	0.6%
Israel	0.4%
Bermuda	0.4%
Russia	0.4%
Ireland	0.4%
Denmark	0.4%
Finland	0.3%
Poland	0.3%
Singapore	0.3%
Austria	0.2%
Argentina	0.2%

100.0%

At Septmeber 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at September 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

12/22/2009	39,651,000 CHF	$38,360,922	$38,285,809	$75,113

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

10/29/2009	3,046,900,000 JPY	$33,949,052	$32,049,691	$(1,899,361)
10/29/2009	812,500,000 JPY	9,053,006	8,588,159	(464,847)
10/29/2009	1,004,100,000 JPY	11,187,844	10,489,970	(697,874)
10/29/2009	1,627,100,000 JPY	18,129,411	17,072,088	(1,057,123)
10/29/2009	1,556,800,000 JPY	17,346,117	15,962,759	(1,383,358)

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $816,658,798. The gross unrealized appreciation and depreciation on securities based on tax cost was $140,562,359 and $8,607,154 respectively, with a net unrealized appreciation of $131,955,205.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$912,241,809	$0	$0	$912,241,809
Preferred stocks	26,024,970	0	0	26,024,970
Rights	210,505	0	0	210,505
Short-term investments	10,136,719	0	0	10,136,719

	$948,614,003	$0	$0	$948,614,003

As of September 30, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(5,427,450)	$0	$(5,427,450)

*	Other financial instruments include forwards contracts.

7

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 17.1%
Internet & Catalog Retail 10.9%
Amazon.com, Inc. *	47,543	$4,438,615
Blue Nile, Inc. *	64,986	4,036,930

		8,475,545

Media 1.9%
Omnicom Group, Inc.	40,614	1,500,281

Multiline Retail 0.9%
Target Corp.	14,509	677,280

Specialty Retail 0.8%
Home Depot, Inc.	24,279	646,793

Textiles, Apparel & Luxury Goods 2.6%
Timberland Co., Class A *	144,700	2,014,224

CONSUMER STAPLES 5.5%
Beverages 0.8%
Coca-Cola Co.	11,690	627,753

Food Products 2.5%
McCormick & Co., Inc.	57,206	1,941,572

Household Products 2.2%
Clorox Co.	19,465	1,144,931
Procter & Gamble Co.	9,054	524,408

		1,669,339

ENERGY 5.1%
Energy Equipment & Services 4.1%
Schlumberger, Ltd.	38,700	2,306,520
Weatherford International, Ltd. *	42,953	890,415

		3,196,935

Oil, Gas & Consumable Fuels 1.0%
Chevron Corp.	5,192	365,673
ConocoPhillips	8,139	367,557

		733,230

FINANCIALS 17.6%
Capital Markets 7.6%
Legg Mason, Inc.	89,082	2,764,215
SEI Investments Co.	158,000	3,109,440

		5,873,655

Consumer Finance 7.0%
American Express Co.	47,900	1,623,810
Visa, Inc., Class A ρ	55,829	3,858,342

		5,482,152

Diversified Financial Services 2.1%
MSCI, Inc., Class A *	54,300	1,608,366

Insurance 0.9%
Marsh & McLennan Cos.	29,781	736,484

HEALTH CARE 17.4%
Biotechnology 6.6%
Amgen, Inc. *	28,246	1,701,256
Biogen Idec, Inc. *	68,184	3,444,656

		5,145,912

1

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.7%
Medtronic, Inc.	25,439	$936,155
Zimmer Holdings, Inc. *	50,094	2,677,525

		3,613,680

Health Care Providers & Services 0.4%
WellPoint, Inc. *	6,862	324,984

Pharmaceuticals 5.7%
Bristol-Myers Squibb Co.	25,334	570,522
Merck & Co., Inc.	37,261	1,178,565
Novartis AG, ADR	52,898	2,665,001

		4,414,088

INDUSTRIALS 6.9%
Air Freight & Logistics 6.9%
Expeditors International of Washington, Inc.	97,900	3,441,185
United Parcel Service, Inc., Class B	34,400	1,942,568

		5,383,753

INFORMATION TECHNOLOGY 27.7%
Communications Equipment 5.0%
Cisco Systems, Inc. *	71,167	1,675,271
QUALCOMM, Inc.	48,544	2,183,509

		3,858,780

Internet Software & Services 5.2%
Google, Inc., Class A *	8,143	4,037,707

IT Services 1.0%
Automatic Data Processing, Inc.	20,826	818,462

Semiconductors & Semiconductor Equipment 6.3%
Altera Corp.	181,169	3,715,776
Linear Technology Corp.	43,051	1,189,499

		4,905,275

Software 10.2%
FactSet Research Systems, Inc.	53,162	3,521,451
Microsoft Corp.	52,917	1,370,021
Oracle Corp. *	144,354	3,008,337

		7,899,809

Total Common Stocks (cost $68,898,301)		75,586,059

SHORT-TERM INVESTMENTS 7.6%
MUTUAL FUND SHARES 7.6%
BGI Prime Money Market Fund, Premium Shares, 0.19% q ρρ	299	299
BlackRock Liquidity TempFund, Institutional Class, 0.22% q ρρ	881,119	881,119
Evergreen Institutional Money Market Fund, Class I, 0.13% q ρρ ø	2,891,473	2,891,473
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	2,005,778	2,005,778
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.16% q ρρ	131,461	131,461

Total Short-Term Investments (cost $5,910,130)		5,910,130

Total Investments (cost $74,808,431) 104.9%		81,496,189
Other Assets and Liabilities (4.9%)		(3,830,346)

Net Assets 100.0%		$77,665,843

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $75,618,372. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,184,820 and $5,307,003 respectively, with a net unrealized appreciation of $5,877,817.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$75,586,059	$0	$0	$75,586,059
Short-term investments	5,910,130	0	0	5,910,130

	$81,496,189	$0	$0	$81,496,189

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 13.4%
Auto Components 0.8%
Modine Manufacturing Co.	63,078	$584,733

Diversified Consumer Services 1.2%
Hillenbrand, Inc.	42,000	855,540

Hotels, Restaurants & Leisure 4.1%
Denny’s Corp. *	170,600	453,796
DineEquity, Inc. ρ	14,745	364,939
Ruby Tuesday, Inc. *	84,715	713,300
Wendy’s/Arby’s Group, Inc.	301,934	1,428,148

		2,960,183

Household Durables 3.2%
Blyth, Inc.	32,825	1,271,312
Cavco Industries, Inc. *	12,171	432,071
Dixie Group, Inc. * +	40,900	125,972
Ethan Allen Interiors, Inc.	11,300	186,450
Furniture Brands International, Inc. *	52,400	289,772

		2,305,577

Internet & Catalog Retail 0.5%
HSN, Inc. *	21,640	352,299

Media 0.7%
A. H. Belo Corp., Ser. A	58,900	190,247
Journal Communications, Inc., Class A	81,503	299,931

		490,178

Specialty Retail 2.0%
A.C. Moore Arts & Crafts, Inc. *	5,900	21,240
Christopher & Banks Corp.	27,700	187,529
Genesco, Inc. *	35,200	847,264
Men’s Wearhouse, Inc.	9,300	229,710
Zale Corp. *	20,960	149,864

		1,435,607

Textiles, Apparel & Luxury Goods 0.9%
Delta Apparel Co. *	15,300	122,400
Kenneth Cole Productions, Inc., Class A	40,800	409,224
Maidenform Brands, Inc. *	6,500	104,390

		636,014

CONSUMER STAPLES 6.4%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc.	55,213	1,732,584
Winn-Dixie Stores, Inc. *	15,700	205,984

		1,938,568

Food Products 2.1%
American Italian Pasta Co., Class A *	42,400	1,152,432
B&G Foods Inc., Class A	21,400	175,266
Seneca Foods Corp., Class A *	6,400	175,360

		1,503,058

Household Products 0.6%
Spectrum Brands, Inc. *	6,500	149,500
WD-40 Co.	9,400	266,960

		416,460

Personal Products 0.4%
Prestige Brands Holdings, Inc. *	44,100	310,464

Tobacco 0.6%
Universal Corp.	10,700	447,474

1

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.1%
Energy Equipment & Services 3.1%
Atwood Oceanics, Inc. *	41,540	$1,465,116
Cal Dive International, Inc. *	29,500	291,755
Global Industries, Ltd. *	36,100	342,950
WSP Holdings, Ltd., ADR ρ	23,400	109,980

		2,209,801

Oil, Gas & Consumable Fuels 3.0%
BioFuel Energy Corp. *	38,206	25,980
Mariner Energy, Inc. *	44,946	637,334
Rosetta Resources, Inc. *	14,262	209,509
Stone Energy Corp. *	14,900	243,019
Whiting Petroleum Corp. *	18,740	1,079,049

		2,194,891

FINANCIALS 23.6%
Capital Markets 3.3%
Deerfield Capital Corp. *	13,853	96,278
Investment Technology Group, Inc. *	30,964	864,515
Knight Capital Group, Inc., Class A *	36,400	791,700
Kohlberg Capital Corp.	45,237	272,779
Virtus Investment Partners, Inc. *	3,175	49,562
Westwood Holdings Group, Inc. +	9,800	340,060

		2,414,894

Commercial Banks 11.0%
BancorpSouth, Inc.	50,300	1,227,823
BOK Financial Corp. ρ	8,500	393,720
CapitalSource, Inc.	48,000	208,320
East West Bancorp, Inc.	11,700	97,110
F.N.B. Corp.	16,500	117,315
First Citizens Bancshares, Inc., Class A	19,230	3,059,493
IBERIABANK Corp.	17,400	792,744
Old National Bancorp	9,700	108,640
Sterling Bancshares, Inc.	64,300	470,033
UMB Financial Corp.	34,800	1,407,312

		7,882,510

Insurance 7.4%
Endurance Specialty Holdings, Ltd.	38,402	1,400,521
Stewart Information Services Corp.	71,580	885,444
Validus Holdings, Ltd.	56,715	1,463,247
Willis Group Holdings, Ltd.	55,832	1,575,579

		5,324,791

Thrifts & Mortgage Finance 1.9%
NewAlliance Bancshares, Inc.	123,328	1,319,610
Provident New York Bancorp	3,600	34,380

		1,353,990

HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.2%
Syneron Medical, Ltd. *	9,800	111,818

Health Care Providers & Services 0.5%
AMN Healthcare Services, Inc. *	30,500	290,055
Pharmerica Corp. *	3,700	68,709

		358,764

2

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.4%
Cambrex Corp. *	48,797	$307,421

Pharmaceuticals 0.3%
Biovail Corp.	16,200	249,966

INDUSTRIALS 15.8%
Aerospace & Defense 0.3%
GenCorp, Inc. *	45,048	241,457

Building Products 1.2%
Quanex Building Products Corp.	60,338	866,454

Commercial Services & Supplies 3.6%
ACCO Brands Corp. *	110,578	798,373
Courier Corp.	23,254	352,298
Ennis, Inc.	6,400	103,232
Viad Corp.	68,709	1,367,997

		2,621,900

Electrical Equipment 1.8%
Belden, Inc.	37,920	875,952
Franklin Electric Co., Inc.	14,800	424,316

		1,300,268

Industrial Conglomerates 0.2%
Tredegar Corp.	7,500	108,750

Machinery 4.9%
Circor International, Inc.	7,500	211,950
Commercial Vehicle Group, Inc. *	5,500	35,805
EnPro Industries, Inc. *	1,650	37,719
Kadant, Inc. * +	58,320	707,422
Mueller Industries, Inc.	104,604	2,496,897

		3,489,793

Marine 0.1%
Horizon Lines, Inc., Class A	10,900	69,215

Professional Services 2.2%
Heidrick & Struggles International, Inc.	46,541	1,082,544
Korn/Ferry International *	36,282	529,354

		1,611,898

Road & Rail 1.5%
Arkansas Best Corp.	36,494	1,092,630

INFORMATION TECHNOLOGY 18.3%
Communications Equipment 2.4%
Avocent Corp. *	10,300	208,781
CommScope, Inc. *	26,900	805,117
Harris Stratex Networks, Inc., Class A *	31,500	220,500
NETGEAR, Inc. *	17,300	317,455
Sycamore Networks, Inc. *	46,900	141,638

		1,693,491

Computers & Peripherals 4.4%
Adaptec, Inc. *	183,000	611,220
Electronics for Imaging, Inc. *	52,400	590,548
Imation Corp.	144,336	1,337,994
Quantum Corp. *	505,572	637,021

		3,176,783

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components 3.4%
AVX Corp.	42,500	$507,025
Benchmark Electronics, Inc. *	15,500	279,000
Coherent, Inc. *	23,200	541,024
Orbotech, Ltd. *	54,900	519,079
Technitrol, Inc.	64,200	591,282

		2,437,410

Internet Software & Services 1.5%
IAC/InterActiveCorp. *	55,050	1,111,460

Semiconductors & Semiconductor Equipment 4.9%
ANADIGICS, Inc. *	29,600	139,416
ATMI, Inc. *	38,500	698,775
Cabot Microelectronics Corp. *	16,800	585,648
DSP Group, Inc. *	51,124	416,149
Entegris, Inc. *	15,500	76,725
Exar Corp. *	77,025	566,134
Lattice Semiconductor Corp. *	233,739	525,913
Standard Microsystems Corp. *	18,640	432,634
Zoran Corp. *	6,600	76,032

		3,517,426

Software 1.7%
ACI Worldwide, Inc. *	7,700	116,501
Corel Corp. * +	58,679	171,343
Kenexa Corp. *	11,100	149,628
Mentor Graphics Corp. *	24,500	228,095
Novell, Inc. *	122,100	550,671

		1,216,238

MATERIALS 5.8%
Chemicals 2.3%
A. Schulman, Inc.	37,490	747,176
American Pacific Corp. * +	22,200	172,272
Arch Chemicals, Inc.	9,044	271,230
Innospec, Inc.	19,402	286,179
Minerals Technologies, Inc.	4,400	209,264

		1,686,121

Paper & Forest Products 3.5%
Clearwater Paper Corp. *	6,700	276,911
Glatfelter	46,703	536,150
Neenah Paper, Inc.	61,785	727,210
Schweitzer-Mauduit International, Inc.	17,411	946,462

		2,486,733

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Premiere Global Services, Inc. *	5,000	41,550

UTILITIES 4.1%
Electric Utilities 4.1%
Allete, Inc.	55,876	1,875,758
El Paso Electric Co. *	59,600	1,053,132

		2,928,890

Gas Utilities 0.0%
Atmos Energy Corp.	1	28

Total Common Stocks (cost $78,388,071)		68,343,496

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
BGI Prime Money Market Fund, Premium Shares, 0.19% q ρρ	43	$43
BlackRock Liquidity TempFund, Institutional Class, 0.22% q ρρ	125,276	125,276
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø ρρ	4,759,819	4,759,819
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.16% q ρρ	18,691	18,691

Total Short-Term Investments (cost $4,903,829)		4,903,829

Total Investments (cost $83,291,900) 101.8%		73,247,325
Other Assets and Liabilities (1.8%)		(1,328,079)

Net Assets 100.0%		$71,919,246

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $84,516,963. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,767,142 and $19,036,780, respectively, with a net unrealized depreciation of $11,269,638.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$68,343,496	$0	$0	$68,343,496
Short-term investments	4,903,829	0	0	4,903,829

	$73,247,325	$0	$0	$73,247,325

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: November 25, 2009